Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Schedule of detailed information about inventories
The following table summarises the inventory outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Finished goods	635	389
Raw materials and supplies	375	210
Spare parts and other	147	82
Total inventories	1,157	681